CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - ESG [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 2,112,342	$ 1,813,406	$ 3,678,725	$ 3,915,881	$ 7,254,646	$ 6,100,520
Cost of goods sold	1,389,684	1,689,703	2,706,607	3,377,192	7,520,563	6,377,060
Gross profit	722,658	123,703	972,118	538,689	(265,917)	(276,540)
Operating expenses
Selling expense					25,710	10,120
General and administrative expense	479,336	688,945	853,448	1,053,375	822,948	629,102
Total operating expenses					848,658	639,222
Loss from operations	243,322	(565,242)	118,670	(514,686)	(1,114,575)	(915,762)
Non-operating income (expense)
Interest expense	(145,535)	(135,514)	(332,129)	(322,274)	(616,102)	(877,461)
Other Income	82,410	374,319	117,561	476,625	748,596	590,263
Total non-operating income (expenses), net	(63,125)	238,805	(214,568)	154,351	132,494	(287,198)
Income (loss) before income taxes	180,197	(326,437)	(95,898)	(360,335)	(982,081)	(1,202,960)
Income taxes
Net income (loss)	180,197	(326,437)	(95,898)	(360,335)	(982,081)	(1,202,960)
Less: income (loss) attributable to noncontrolling interest	45,914	(83,176)	(24,435)	(91,813)	(250,234)	(306,514)
Net income (loss) to ESG Inc.	134,283	(243,261)	(71,463)	(268,522)	(731,847)	(896,446)
Other comprehensive item
Foreign currency translation gain (loss) attributable to the Company	(529,676)	(624,139)	(634,860)	(961,386)	(1,267,833)	693,815
Foreign currency translation gain (loss) attributable to noncontrolling interest	(181,107)	(213,406)	(217,073)	(328,719)	(433,499)	237,230
Comprehensive loss attributable to the Company	(395,393)	(867,400)	(706,323)	(1,229,908)	(1,999,680)	(202,631)
Comprehensive loss attributable to noncontrolling interest	$ (135,193)	$ (296,582)	$ (241,508)	$ (420,532)	$ (683,734)	$ (69,284)
Net loss per share - basic	$ (0.04)	$ (0.08)	$ (0.07)	$ (0.12)	$ (0.19)	$ (0.02)
Weighted average shares outstanding - basic	10,432,802	10,432,800	10,432,800	10,432,800	10,432,800	10,432,800